Deposits - Summary of Noninterest Bearing and Interest Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Non-interest bearing	$ 1,804,881	$ 1,633,941
Interest bearing	4,455,979	4,183,385
Total deposits	$ 6,260,860	$ 5,817,326	$ 5,521,956